Filed electronically with the Securities and Exchange Commission on August 13, 2015

                           File No.  033-86070
                           File No.  811-08606

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933	|X|
Pre-Effective Amendment No	|__|
Post-Effective Amendment No. 40	|X|
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	|X|

Amendment No. 42

DEUTSCHE TARGET DATE SERIES
(Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
(Address of Principal Executive Offices)  (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 295-1000

John Millette
Vice President and Secretary
One Beacon Street, Boston MA  02108
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

|__|	Immediately upon filing pursuant to paragraph (b)
| X |	On September 16, 2015 pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On ___________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On ___________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
| X |	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANTORY NOTE

This Post-Effective Amendment relates solely to the following series and classes of the Registrant:

●	Deutsche LifeCompass 2015 Fund – Classes A, B, C and S
●	Deutsche LifeCompass 2020 Fund – Classes A, B, C and S
●	Deutsche LifeCompass 2030 Fund – Classes A, B, C and S

This Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A for Deutsche Target Date Series (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying until September 16, 2015 the effectiveness of Post-Effective Amendment No. 39 to the Trust’s Registration Statement, which such Amendment was filed with the Securities and Exchange Commission on June 18, 2015 (Accession No. 0000088053-15-000632) pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act, with a proposed effective date of August 17, 2015.

PART A – PROSPECTUS

The Prospectus for Deutsche LifeCompass 2015 Fund, Deutsche LifeCompass 2020 Fund and Deutsche LifeCompass 2030 Fund, each a series of the Trust, is incorporated by reference to Part A of Post-Effective Amendment No. 39 to the Trust’s Registration Statement filed on June 18, 2015 (Accession No. 0000088053-15-000632).

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for Deutsche LifeCompass 2015 Fund, Deutsche LifeCompass 2020 Fund and Deutsche LifeCompass 2030 Fund, each a series of the Trust, is incorporated by reference to Part B of Post-Effective Amendment No. 39 to the Trust’s Registration Statement filed on June 18, 2015 (Accession No. 0000088053-15-000632).

PART C

The Part C for Deutsche LifeCompass 2015 Fund, Deutsche LifeCompass 2020 Fund and Deutsche LifeCompass 2030 Fund, each a series of the Trust, is incorporated by reference to Part C of Post-Effective Amendment No. 39 to the Trust’s Registration Statement filed on June 18, 2015 (Accession No. 0000088053-15-000632).

This Post-Effective Amendment is not intended to update or amend any other Prospectuses or Statements of Additional Information of the Registrant’s other series or classes.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 10th day of August 2015.

DEUTSCHE TARGET DATE SERIES

By:	/s/Brian E. Binder
Brian E. Binder*
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Brian E. Binder
Brian E. Binder*	President	August 10, 2015

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	August 10, 2015

/s/John W. Ballantine
John W. Ballantine*	Trustee	August 10, 2015

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	August 10, 2015

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	August 10, 2015

/s/Keith R. Fox
Keith R. Fox*	Trustee	August 10, 2015

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	August 10, 2015

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Chairperson and Trustee	August 10, 2015

/s/Richard J. Herring
Richard J. Herring*	Trustee	August 10, 2015

/s/William McClayton
William McClayton*	Vice Chairperson and Trustee	August 10, 2015

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	August 10, 2015

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	August 10, 2015

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	August 10, 2015

*By:
/s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 37, as filed on November 26, 2014 to the Registration Statement.